Cover	Mar. 21, 2022
Cover [Abstract]
Entity Registrant Name	American Acquisition Opportunity Inc.
Entity Central Index Key	0001843656
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Mar. 21, 2022
Entity Ex Transition Period	false
Entity File Number	001-40233
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-9926
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMAO
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by American Acquisition Opportunity Inc. with the Securities and Exchange Commission on March 25, 2022 (the “Original Form 8-K”) in which the exhibits under Item 9.01 were inadvertently omitted from the Original Form 8-K. This Form 8-K/A is being filed solely for the purpose to provide the disclosures required by Item 9.01 that were not previously filed with the Original Form 8-K. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.